Lease - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Operating lease cost	$ 278,558	$ 209,327	$ 163,195
Short-term lease cost	$ 63,366	$ 53,907	39,057
weighted average remaining lease term	3 years 8 months 12 days	3 years 10 months 24 days
weighted average discount rate	4.40%	4.70%
Lessee operating lease, lease not yet commenced contract value	$ 56,917
General and Administrative Expense [Member] | Selected Learning Centre [Member]
Impairment losses on operating lease right of use assets	$ 0	$ 0	$ 0